UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	September 30, 2016

WESTERN ASSET

INTERMEDIATE-TERM

MUNICIPALS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide as high a level of income exempt from regular federal income tax* as is consistent with prudent investing.

*	A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Intermediate-Term Municipals Fund for the six-month reporting period ended September 30, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 28, 2016

II	Western Asset Intermediate-Term Municipals Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended September 30, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that first and second quarter 2016 U.S. gross domestic product (“GDP”)i growth was 0.8% and 1.4%, respectively. The U.S. Department of Commerce’s initial reading for third quarter 2016 GDP growth — released after the reporting period ended — was 2.9%. The improvement in GDP growth in the third quarter 2016 reflected an increase in private inventory investment, an acceleration in exports, a smaller decrease in state and local government spending and an upturn in federal government spending.

While there was a pocket of weakness in May 2016, job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the period ended on September 30, 2016, the unemployment rate was 5.0%, as reported by the U.S. Department of Labor. However, the percentage of longer-term unemployed declined over the period. In September 2016, 24.9% of Americans looking for a job had been out of work for more than six months, versus 25.7% when the period began.

Western Asset Intermediate-Term Municipals Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. At its meeting that concluded on September 21, 2016, as well as during the prior meetings of the year, the Fed kept rates on hold. In the Fed’s statement after the September meeting it said, “The Committee judges that the case for an increase in the federal funds rate has strengthened but decided, for the time being, to wait for further evidence of continued progress toward its objectives. The stance of monetary policy remains accommodative, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation.”

Q. Did Treasury yields trend higher or lower during the six months ended September 30, 2016?

A. Short-term Treasury yields edged higher, whereas long-term Treasury yields moved lower during the six months ended September 30, 2016. Two-year Treasury yields began the reporting period at 0.73% and ended the period at 0.77%. Their peak of 0.92% took place on May 24 and May 25, 2016, and their low of 0.56% occurred on July 5, 2016. Ten-year Treasury yields began the reporting period at 1.78% and ended the period at 1.60%. Their peak of 1.94% took place on April 26, 2016 and their low of 1.37% occurred on July 5 and July 8, 2016.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market lagged its taxable bond counterpart during the six months ended September 30, 2016, as the Bloomberg Barclays Municipal Bond Indexiv and the Bloomberg Barclays U.S. Aggregate Indexv returned 2.30% and 2.68%, respectively. The municipal bond market was supported by overall positive investor demand and largely improving fundamentals.

Performance review

For the six months ended September 30, 2016, Class A shares of Western Asset Intermediate-Term Municipals Fund, excluding sales charges, returned 1.83%. The Fund’s unmanaged benchmark, the Bloomberg Barclays 1-15 Year Municipal Bond Indexvi, returned 1.70% for the same period. The Lipper Intermediate Municipal Debt Funds Category Average1 returned 1.84% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended September 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 216 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	Western Asset Intermediate-Term Municipals Fund

Performance Snapshot as of September 30, 2016 (unaudited)
(excluding sales charges)	6 months
Western Asset Intermediate-Term Municipals Fund:
Class A	1.83%
Class C	1.54%
Class I	1.90%
Bloomberg Barclays 1-15 Year Municipal Bond Index	1.70%
Lipper Intermediate Municipal Debt Funds Category Average	1.84%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended September 30, 2016 for Class A, Class C and Class I shares were 2.28%, 1.76% and 2.48%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 2.45%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated August 1, 2016, the gross total annual fund operating expense ratios for Class A, Class C and Class I shares were 0.74%, 1.32% and 0.65%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.60% for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Intermediate-Term Municipals Fund	V

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 28, 2016

RISKS: The Fund’s investments are subject to interest rate, inflation, reinvestment and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Bloomberg Barclays 1-15 Year Municipal Bond Index is a market value weighted index of investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one to fifteen years.

VI	Western Asset Intermediate-Term Municipals Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of September 30, 2016 and March 31, 2016 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%

Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2016 and held for the six months ended September 30, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	1.83%	$1,000.00	$1,018.30	0.74%	$3.74	Class A	5.00%	$1,000.00	$1,021.36	0.74%	$3.75
Class C	1.54	1,000.00	1,015.40	1.32	6.67	Class C	5.00	1,000.00	1,018.45	1.32	6.68
Class I	1.90	1,000.00	1,019.00	0.60	3.04	Class I	5.00	1,000.00	1,022.06	0.60	3.04

[1]	For the six months ended September 30, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

2	Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report

Spread duration (unaudited)

Economic exposure — September 30, 2016

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays 1-15 Year Municipal Bond Index
MBS	— Mortgage-Backed Securities
WA Intermediate-Term	— Western Asset Intermediate-Term Municipals Fund

Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report	3

Effective duration (unaudited)

Interest rate exposure — September 30, 2016

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays 1-15 Year Municipal Bond Index
MBS	— Mortgage-Backed Securities
WA Intermediate-Term	— Western Asset Intermediate-Term Municipals Fund

4	Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report

Schedule of investments (unaudited)

September 30, 2016

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.7%
Alabama — 0.2%
Jefferson County, AL, Sewer Revenue:
Warrants	5.000%	10/1/22	$2,000,000	$2,298,080
Warrants	5.000%	10/1/23	4,000,000	4,657,080
Total Alabama				6,955,160
Arizona — 0.5%
Navajo Nation, AZ, Revenue	5.000%	12/1/25	3,400,000	3,841,898	(a)
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Junior Lien	5.000%	7/1/27	4,000,000	4,936,960
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies	5.000%	7/1/36	1,600,000	1,833,728
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/32	3,565,000	4,430,903
Total Arizona				15,043,489
California — 14.4%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien	5.000%	10/1/34	2,000,000	2,429,680
Second Subordinated Lien	5.000%	10/1/36	1,000,000	1,209,940
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/28	1,100,000	1,361,283
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/29	1,255,000	1,548,080
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/30	1,700,000	2,090,218
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/31	1,850,000	2,267,286
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	1.740%	5/1/23	37,000,000	37,201,280	(b)(c)
San Francisco Bay Area	1.940%	4/1/24	8,000,000	8,124,880	(b)(c)
California Health Facilities Financing Authority Revenue, Stanford Hospital	5.000%	11/15/25	27,465,000	32,145,036
California State Economic Recovery, GO	5.000%	7/1/20	35,000,000	38,933,650	(d)(e)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	8,190,000	9,443,643	(a)(f)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	3,665,000	3,782,573	(a)
California State Public Works Board, Lease Revenue:
Various Capital Project	5.250%	10/1/25	4,000,000	4,786,480
Various Capital Project	5.250%	10/1/26	4,385,000	5,242,487
Various Capital Project	5.000%	10/1/27	5,180,000	6,108,411
California State, GO	5.000%	8/1/30	18,000,000	22,495,680
California State, GO	5.000%	9/1/34	10,000,000	12,359,400
California State, GO, Various Purpose	5.000%	9/1/35	3,500,000	4,315,325
California Statewide CDA Revenue, John Muir Health	5.000%	7/1/29	6,660,000	7,372,154
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	8,985,000	10,401,306

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

September 30, 2016

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.250%	11/15/23	$3,975,000	$4,806,769
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	7,250,000	7,823,838	(d)
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	19,900,000	26,329,093
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/27	10,000,000	11,379,400
Northern, CA, Power Agency Revenue	5.000%	7/1/21	1,575,000	1,736,658
Northern, CA, Power Agency Revenue:
Lodi Energy Center	5.000%	6/1/19	2,000,000	2,203,560
Lodi Energy Center	5.000%	6/1/20	2,000,000	2,271,000
Lodi Energy Center	5.000%	6/1/25	15,805,000	17,819,347
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	11,118,200
River Islands, CA, Public Financing Authority Special Tax:
Community Facilities District No. 2003-1	5.000%	9/1/27	745,000	819,634
Community Facilities District No. 2003-1	5.250%	9/1/34	5,570,000	6,132,514
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/26	4,700,000	5,900,380
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/18	800,000	857,608
Procter & Gamble Project	5.000%	7/1/19	900,000	998,298
Procter & Gamble Project	5.250%	7/1/20	1,250,000	1,443,463
Procter & Gamble Project	5.250%	7/1/21	1,000,000	1,189,060
San Bernardino County, CA, COP:
Arrowhead Project	5.500%	8/1/21	11,855,000	13,353,353
Arrowhead Project	5.000%	8/1/22	8,755,000	9,665,082
Arrowhead Project	5.125%	8/1/24	10,000,000	11,082,900
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	42,250,000	47,145,085
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,487,020
University of California, CA, Revenue	5.000%	5/15/35	12,000,000	14,814,240
Total California				414,995,294
Colorado — 3.9%
Colorado State Health Facilities Authority Revenue:
Adventist Health System/Sunbelt Obligated Group	5.000%	11/15/23	7,000,000	8,598,870	(b)(c)
Adventist Health System/Sunbelt Obligated Group	5.000%	11/15/26	18,000,000	22,920,840	(b)(c)
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	12,735,000	14,390,168
Sisters of Charity Leavenworth Health System Inc.	5.000%	1/1/30	13,500,000	14,983,515

See Notes to Financial Statements.

6	Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	$7,105,000	$7,954,047
E-470 Public Highway Authority Revenue, CO	5.375%	9/1/26	3,000,000	3,366,510
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	14,210,000	17,630,063
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.250%	11/15/28	8,000,000	10,633,280
Regional Transportation District, CO, COP	5.000%	6/1/25	10,000,000	11,206,100
Total Colorado				111,683,393
Connecticut — 0.5%
Connecticut State, GO	1.490%	9/15/17	7,000,000	7,006,090	(b)(c)
Connecticut State, GO	1.610%	9/15/18	3,000,000	3,008,940	(b)
Connecticut State, GO	1.760%	9/15/19	4,000,000	4,038,880	(b)
Total Connecticut				14,053,910
District of Columbia — 0.3%
Metropolitan Washington DC, Airports Authority System Revenue	5.000%	10/1/35	7,000,000	8,367,520	(f)
Florida — 5.5%
Broward County, FL, Airport System Revenue	5.000%	10/1/24	3,000,000	3,330,900
Broward County, FL, Airport System Revenue	5.375%	10/1/29	12,000,000	13,436,520
Broward County, FL, School Board, COP	5.000%	7/1/27	4,000,000	4,964,880
Broward County, FL, School Board, COP	5.000%	7/1/28	5,500,000	6,752,405
Broward County, FL, School Board, COP	5.000%	7/1/30	5,000,000	6,041,050
Citizens Property Insurance Corp., FL, Revenue	5.250%	6/1/17	5,000,000	5,144,450
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/22	1,860,000	2,166,695
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.000%	6/15/35	1,900,000	2,018,446	(a)
Florida State Development Finance Corp., Senior Living Revenue:
Tuscan Isle Champions Gate Project	6.000%	6/1/30	1,950,000	2,028,039	(a)
Tuscan Isle Obligated Group	7.000%	6/1/35	1,000,000	1,085,350	(a)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/26	2,000,000	2,423,600
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/27	3,000,000	3,629,970
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	1,000,000	1,209,100
Florida State Municipal Loan Council Revenue, NATL	5.250%	11/1/16	225,000	225,695
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/25	4,750,000	5,686,795
Lee County, FL, Airport Revenue:
AGM	5.000%	10/1/21	12,245,000	13,767,666	(f)
AGM	5.000%	10/1/22	8,000,000	8,980,240	(f)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

September 30, 2016

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	$4,615,000	$5,228,564
Miami International Airport	5.000%	10/1/29	385,000	443,928	(d)
Miami International Airport, AGC	5.500%	10/1/27	3,000,000	3,262,080	(d)(f)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/24	3,000,000	3,732,180
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/25	3,730,000	4,606,774
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/26	1,700,000	2,084,421
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/27	2,350,000	2,864,368
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/28	1,000,000	1,210,080
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/30	2,500,000	2,991,600
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/31	2,750,000	3,277,835
Miami-Dade County, FL, School Board, COP, AGC	5.000%	2/1/24	8,000,000	8,740,400	(d)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.250%	10/1/21	6,935,000	7,757,144
Orlando Health Inc.	5.250%	10/1/22	7,095,000	7,938,383
Orlando Health Inc.	5.125%	10/1/26	4,050,000	4,514,049
Palm Beach County, FL, Solid Waste Authority Revenue:
BHAC	5.000%	10/1/25	3,350,000	3,743,625	(d)
BHAC	5.000%	10/1/27	1,155,000	1,290,713	(d)
Improvement, BHAC	5.000%	10/1/24	2,520,000	2,818,469
Improvement, BHAC	5.000%	10/1/24	980,000	1,095,150	(d)
South Broward, FL, Hospital District Revenue	5.000%	5/1/28	5,920,000	6,300,952	(d)
Sterling Hill, FL, Community Development District, Special Assessment Revenue	5.500%	11/1/10	590,000	421,850	*(g)
Total Florida				157,214,366
Georgia — 2.3%
Atlanta & Fulton County, GA, Recreational Authority Revenue:
Zoo, NATL	5.000%	12/1/19	1,770,000	1,853,845
Zoo, NATL	5.000%	12/1/20	1,860,000	1,947,885
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	5,465,000	6,298,631	(d)
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/24	15,885,000	18,308,098	(d)

See Notes to Financial Statements.

8	Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp. Vogtle Project	7.000%	1/1/23	$5,000,000	$5,383,250
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/26	2,500,000	2,980,850
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	6,000,000	6,763,140
Georgia State Higher EFA Revenue, USG Real Estate Foundation II LLC Project	5.375%	6/15/29	3,000,000	3,320,910
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	5,000,000	5,266,050
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.250%	9/15/19	1,500,000	1,666,005
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/21	7,110,000	8,084,070
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,390,800
Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Project, NATL	5.000%	1/1/19	660,000	662,059
Total Georgia				64,925,593
Illinois — 4.9%
Chicago, IL, GO	5.500%	1/1/30	3,975,000	4,294,113
Chicago, IL, GO	5.500%	1/1/31	2,000,000	2,154,820
Chicago, IL, GO	5.500%	1/1/32	2,000,000	2,150,520
Chicago, IL, GO	5.500%	1/1/34	3,180,000	3,387,654
Chicago, IL, GO	5.500%	1/1/37	720,000	761,436
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Green Bond	5.000%	12/1/25	1,235,000	1,527,164
Green Bond	5.000%	12/1/26	1,275,000	1,565,789
Green Bond	5.000%	12/1/27	1,360,000	1,663,294
Green Bond	5.000%	12/1/28	1,425,000	1,732,030
Green Bond	5.000%	12/1/30	1,575,000	1,902,553
Green Bond	5.000%	12/1/31	1,650,000	1,984,950
Green Bond	5.000%	12/1/32	1,735,000	2,081,497
Green Bond	5.000%	12/1/33	1,820,000	2,175,992
Green Bond	5.000%	12/1/34	1,910,000	2,275,784
Chicago, IL, O’Hare International Airport Revenue	5.250%	1/1/19	5,625,000	6,111,000	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/22	4,000,000	4,567,480
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/30	6,010,000	7,058,685	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/33	4,500,000	5,343,840
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/33	2,000,000	2,316,860	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/34	10,505,000	12,389,177

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

September 30, 2016

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	$1,635,000	$1,879,547
Second Lien	5.000%	1/1/31	1,500,000	1,719,045
Second Lien	5.000%	1/1/32	1,000,000	1,142,500
Second Lien	5.000%	1/1/33	1,035,000	1,178,855
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	1,785,000	2,078,151
Second Lien Project	5.000%	11/1/31	2,000,000	2,320,600
Second Lien Project	5.000%	11/1/33	1,500,000	1,727,550
Second Lien Project	5.000%	11/1/34	1,000,000	1,147,820
Illinois State Finance Authority Revenue:
AGM	5.250%	1/1/22	2,000,000	2,132,420	(d)
Edward Hospital, AMBAC	6.000%	2/1/28	1,000,000	1,066,180
Memorial Health System	5.250%	4/1/29	11,000,000	12,060,730
Rush University Medical Center	6.375%	11/1/29	3,000,000	3,410,910	(d)
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, AGM	5.250%	6/15/30	5,000,000	5,801,150
State Tax Supported, AGM	5.250%	6/15/31	8,000,000	9,246,080
State Tax Supported, AGM	5.250%	6/15/32	9,500,000	10,937,350
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	6/15/18	5,000,000	5,039,650
University of Illinois:
COPS	5.000%	3/15/25	1,250,000	1,499,562
COPS	5.000%	3/15/26	1,800,000	2,145,690
Will County, IL, GO	5.000%	11/15/33	1,500,000	1,807,890
Will County, IL, GO	5.000%	11/15/34	3,260,000	3,917,346
Total Illinois				139,703,664
Indiana — 3.2%
Indiana Finance Authority, Wastewater Utility Revenue, Green Bonds, CWA Authority Project, NATL	5.000%	10/1/36	3,955,000	4,789,149
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.375%	1/1/25	4,000,000	4,394,880	(d)
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/26	5,480,000	6,036,110	(d)
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/27	3,460,000	3,811,121	(d)
Indiana State Finance Authority Revenue, Trinity Health Credit Group	5.000%	12/1/28	5,000,000	5,711,050
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	12,000,000	12,129,480

See Notes to Financial Statements.

10	Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
Indiana State Health Facilities Financing Authority Revenue:
Ascension Health Credit Group	5.000%	11/15/35	$6,000,000	$7,247,880
Ascension Health Credit Group	5.000%	11/15/36	4,000,000	4,817,400
Indianapolis, IN, Thermal Energy System Revenue, Multi-Mode, AGC	5.000%	10/1/23	19,625,000	21,074,306
Jasper County, IN, PCR:
Northern Indiana Public Service, AMBAC	5.700%	7/1/17	5,000,000	5,172,500
Northern Indiana Public Service, NATL	5.850%	4/1/19	3,000,000	3,338,700
North Manchester, IN, EDR:
Peabody Retirement Community Project	1.000%	12/1/45	872,318	100,317	*(h)
Peabody Retirement Community Project	6.050%	12/1/45	1,038,384	1,021,521	(b)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	5.875%	1/1/24	1,430,000	1,671,884	(f)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	9,241,680
Total Indiana				90,557,978
Iowa — 1.3%
Iowa Finance Authority Health Care Facilities Revenue:
Genesis Health Systems	5.000%	7/1/18	2,775,000	2,967,835
Genesis Health Systems	5.000%	7/1/19	4,075,000	4,493,258
Genesis Health Systems	5.000%	7/1/20	2,500,000	2,842,350
Genesis Health Systems	5.000%	7/1/21	4,170,000	4,747,587
Iowa Finance Authority Health Facilities Revenue:
Central Iowa Health System, Assured Guaranty, AGC	5.000%	2/15/17	1,600,000	1,623,344
Central Iowa Health System, Assured Guaranty, AGC	5.000%	2/15/18	1,350,000	1,423,183
Central Iowa Health System, Assured Guaranty, AGC	5.000%	2/15/19	1,000,000	1,091,870
Iowa Health System, Assured Guaranty, AGC	5.000%	8/15/17	1,000,000	1,035,700	(i)
Iowa Health System, Assured Guaranty, AGC	5.000%	8/15/18	1,350,000	1,452,438	(i)
Iowa Health System, Assured Guaranty, AGC	5.000%	8/15/19	1,150,000	1,279,755	(i)
Iowa State Special Obligation Revenue	5.000%	6/1/27	4,000,000	5,101,240
Iowa State Special Obligation Revenue	5.000%	6/1/28	5,730,000	7,243,923
Iowa State Special Obligation Revenue	5.000%	6/1/29	2,145,000	2,690,280
Total Iowa				37,992,763
Kansas — 0.1%
Kansas State Development Finance Authority Revenue:
Sisters Leavenwort	5.250%	1/1/25	2,605,000	2,960,505	(d)
Sisters Leavenwort	5.250%	1/1/25	395,000	446,338
Total Kansas				3,406,843

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

September 30, 2016

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — 0.5%
Kentucky State Economic Development Finance Authority Revenue:
Catholic Health Initiatives	2.700%	11/10/21	$11,000,000	$11,469,040	(b)(c)
Owensboro Medical Health System Inc.	5.250%	6/1/23	1,835,000	2,048,979
Total Kentucky				13,518,019
Louisiana — 0.8%
Louisiana State Citizens Property Insurance Corp., Assessment Revenue:
AGC	5.625%	6/1/21	1,830,000	1,972,703	(d)
AGC	5.875%	6/1/23	4,435,000	4,799,025	(d)
Shreveport, LA, Water & Sewer Revenue:
AGM	5.000%	12/1/28	2,440,000	2,978,777
AGM	5.000%	12/1/29	2,000,000	2,425,080
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	10,000,000	11,137,900	(b)(c)
Total Louisiana				23,313,485
Maryland — 1.0%
Anne Arundel County, MD, GO, Consolidated Solid Waste Project	5.300%	2/1/17	450,000	451,507	(f)
Maryland State EDC, EDR:
Term Project	5.375%	6/1/25	5,055,000	5,666,655
Transportation Facilities Project	5.125%	6/1/20	4,610,000	5,210,960
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,407,500
Maryland State EDC, Student Housing Revenue Bonds:
University of Maryland, College Park Project, AGM	4.000%	6/1/26	625,000	735,450
University of Maryland, College Park Project, AGM	5.000%	6/1/27	1,400,000	1,772,708
University of Maryland, College Park Project, AGM	5.000%	6/1/30	1,550,000	1,921,070
University of Maryland, College Park Project, AGM	5.000%	6/1/31	1,000,000	1,228,670
Maryland State Health & Higher EFA Revenue, Washington County Hospital	6.000%	1/1/28	4,000,000	4,249,680	(d)
Total Maryland				29,644,200
Massachusetts — 2.2%
Massachusetts State DFA Revenue	5.000%	7/1/36	3,035,000	3,658,935
Massachusetts State DFA Revenue:
Dana-Farber Cancer Institute	5.000%	12/1/33	4,000,000	4,912,000
Dana-Farber Cancer Institute	5.000%	12/1/34	2,000,000	2,445,940
Partners Healthcare System Inc.	5.000%	7/1/30	340,000	417,727

See Notes to Financial Statements.

12	Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation Inc., AGC	6.000%	11/15/28	$1,500,000	$1,719,195
Caregroup Inc.	5.375%	7/1/23	3,500,000	3,770,830	(d)
Caregroup Inc.	5.375%	7/1/24	5,500,000	5,925,590	(d)
Caregroup Inc.	5.375%	7/1/25	3,570,000	3,846,247	(d)
UMass Memorial Health Care Inc.	5.000%	7/1/20	2,500,000	2,814,025
UMass Memorial Medical Center Inc.	5.000%	7/1/19	1,500,000	1,645,425
Massachusetts State Water Resources Authority Revenue:
General, Green Bond	5.000%	8/1/34	5,000,000	6,240,500
General, Green Bond	4.000%	8/1/36	7,000,000	7,857,360
Green Bond	5.000%	8/1/35	6,800,000	8,453,080
Massachusetts State, GO, Consolidated Loan	1.270%	1/1/18	8,500,000	8,504,675	(b)
Total Massachusetts				62,211,529
Michigan — 6.3%
Detroit, MI, GO:
District State Aid	5.250%	11/1/24	5,000,000	5,239,400	(d)
District State Aid	5.000%	11/1/30	22,325,000	23,371,373	(d)
Michigan State Building Authority Revenue, Facilities Program, AGM	5.000%	10/15/26	5,000,000	5,505,150
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.250%	7/1/29	7,780,000	8,501,361	(a)
Michigan State Finance Authority Revenue:
Detroit School District	5.500%	6/1/21	10,000,000	10,586,400	(d)
Detroit School District, Q-SBLF	5.000%	5/1/23	2,000,000	2,371,820
Detroit School District, Q-SBLF	5.000%	5/1/24	2,000,000	2,404,060
Detroit School District, Q-SBLF	5.000%	5/1/25	1,500,000	1,819,935
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/33	1,500,000	1,763,070
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/34	2,240,000	2,623,354
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/24	11,500,000	14,026,320
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/28	3,660,000	4,365,355
Trinity Health Corp. Obligated Group	5.000%	12/1/27	4,460,000	5,107,859
Trinity Health Corp. Obligated Group	5.000%	12/1/27	40,000	46,461	(d)
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.625%	5/15/28	23,690,000	25,448,272	(d)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

September 30, 2016

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Sparrow Health Obligated Group	5.000%	11/15/19	$710,000	$741,780	(d)
Sparrow Health Obligated Group	5.000%	11/15/19	290,000	303,378
Michigan State Strategic Fund Ltd. Obligation Revenue:
Events Center Project	4.125%	1/1/19	10,000,000	10,201,500	(b)(c)
Michigan Senate Offices Project	5.000%	10/15/28	1,190,000	1,438,710
Michigan Senate Offices Project	5.000%	10/15/31	1,640,000	1,950,534
Michigan Senate Offices Project	5.000%	10/15/33	1,985,000	2,341,625
Michigan Senate Offices Project	5.000%	10/15/35	1,000,000	1,170,940
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.000%	9/1/29	2,000,000	2,268,060	(d)
Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/16	7,865,000	7,913,920	(f)
Detroit Metropolitan Airport	5.000%	12/1/17	21,250,000	22,128,475	(f)
Detroit Metropolitan Airport	5.000%	12/1/18	17,000,000	18,215,840	(f)
Total Michigan				181,854,952
Minnesota — 0.2%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Healthcare, AGC	5.000%	2/15/30	4,000,000	4,437,680
Missouri — 0.8%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.750%	8/1/28	9,080,000	9,860,154	(d)
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	5.750%	11/15/36	2,000,000	2,073,020	(a)
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.250%	1/1/19	4,485,000	4,801,462
Missouri State Health & EFA Revenue, St. Lukes Episcopal	5.000%	12/1/20	5,070,000	5,103,056
Total Missouri				21,837,692
Nevada — 0.6%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	13,000,000	14,415,440
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project	5.000%	6/1/17	2,190,000	2,247,509
Total Nevada				16,662,949
New Jersey — 6.0%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
AGM	5.000%	11/1/26	1,000,000	1,133,980
AGM	5.000%	11/1/27	1,500,000	1,696,395
AGM	5.000%	11/1/29	1,500,000	1,674,870
AGM	5.000%	11/1/31	1,000,000	1,106,890

See Notes to Financial Statements.

14	Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Brunswick, NJ, Parking Authority Revenue, City GTD, BAM	5.000%	9/1/35	$2,000,000	$2,405,140
New Jersey EDA, Water Facilities Revenue, New Jersey American Water Co.	5.100%	6/1/23	6,075,000	6,787,901	(f)
New Jersey State EDA Revenue	5.250%	6/15/29	11,390,000	12,908,970
New Jersey State EDA Revenue	5.250%	6/15/30	10,685,000	12,050,116
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	8,655,000	9,184,167	(f)
Provident Group—Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,799,432
Provident Group—Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/35	1,750,000	2,013,375
School Facilities Construction, SIFMA	2.440%	3/1/28	20,000,000	18,461,000	(b)
New Jersey State EDA, Water Facilities Revenue, New Jersey American Water Co.	4.700%	12/1/25	6,750,000	7,464,555	(f)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	3,000,000	3,486,330	(d)
New Jersey State Health Care Facilities Financing Authority Revenue:
University Hospital, AGM	5.000%	7/1/25	2,350,000	2,908,360
University Hospital, AGM	5.000%	7/1/28	2,000,000	2,434,060
University Hospital, AGM	5.000%	7/1/30	1,200,000	1,443,552
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	13,560,000	14,711,786
New Jersey State Transportation Trust Fund Authority Revenue	5.250%	6/15/24	7,000,000	8,031,240
New Jersey State Transportation Trust Fund Authority Revenue, Capital Appreciation Transportation System, NATL	0.000%	12/15/31	45,500,000	25,604,215
New Jersey State Turnpike Authority Revenue	1.320%	1/1/17	10,000,000	10,003,800	(b)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/32	9,000,000	11,028,690
New Jersey State Turnpike Authority Revenue	5.000%	1/1/33	10,230,000	12,488,273
Total New Jersey				171,827,097
New Mexico — 1.1%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/21	1,100,000	1,323,982
Farmington, NM, PCR, Arizona Public Service Co.	4.700%	9/1/24	26,000,000	28,980,120
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/20	1,490,000	1,494,902
Total New Mexico				31,799,004

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

September 30, 2016

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — 10.6%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.000%	7/15/30	$33,640,000	$39,014,326	(d)
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/51	5,250,000	5,929,717
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/56	7,000,000	8,093,960
MTA, NY, Revenue	5.250%	11/15/22	6,000,000	7,013,940
MTA, NY, Revenue	5.250%	11/15/24	22,995,000	26,850,572
MTA, NY, Revenue	5.000%	11/15/25	5,000,000	5,928,200
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam At Harborside	5.875%	1/1/23	1,136,250	1,185,779
Amsterdam At Harborside	2.000%	1/1/49	406,193	58,898
New York City, NY, Industrial Development Agency Revenue, Queens Baseball Stadium, Pilot, AMBAC	5.000%	1/1/19	1,500,000	1,515,540
New York City, NY, TFA Revenue:
Future Tax Secured	5.000%	5/1/36	3,700,000	4,518,292
Future Tax Secured	5.000%	5/1/37	2,750,000	3,345,073
Future Tax Secured, Fiscal 2017	4.000%	5/1/36	3,000,000	3,335,010
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015	5.000%	7/15/29	2,500,000	3,078,050
Fiscal 2015	5.000%	7/15/30	4,000,000	4,890,680
New York State Dormitory Authority Revenue, Non-State Supported Debt:
Municipal Health Facility	5.000%	1/15/25	9,150,000	9,605,029
North Shore Long Island Jewish Medical Center	5.000%	5/1/21	2,500,000	2,760,700	(d)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.250%	3/15/33	25,000,000	31,437,500
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose	5.000%	2/15/25	10,000,000	12,469,900
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations	5.000%	5/1/19	7,000,000	7,703,570
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/31	1,000,000	1,230,090
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/32	5,000,000	6,085,200
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/33	4,500,000	5,455,845
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/34	2,100,000	2,536,401
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/35	250,000	300,808
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/36	2,115,000	2,537,112
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	5.000%	3/15/26	1,800,000	2,207,916

See Notes to Financial Statements.

16	Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F Kennedy International Airport Project	5.000%	8/1/26	$8,535,000	$9,467,619	(f)
Laguardia Airport Terminal B Redevelopment Project	5.000%	7/1/34	1,000,000	1,159,240	(f)
Laguardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/35	8,000,000	8,525,760	(f)
Laguardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/36	12,560,000	13,305,436	(f)
Laguardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/37	9,000,000	9,515,070	(f)
Port Authority of New York & New Jersey Revenue	5.000%	9/1/27	5,000,000	6,099,900	(f)
Port Authority of New York & New Jersey Revenue	5.000%	9/1/28	5,000,000	6,063,200	(f)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/33	10,000,000	12,364,200
Port Authority of New York & New Jersey Revenue	5.000%	10/15/34	10,000,000	12,318,000
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	4,000,000	4,516,360
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute	5.000%	9/1/30	3,000,000	3,394,380
Utility Debt Securitization Authority, NY, Revenue:
Restructuring	5.000%	12/15/27	3,000,000	3,738,960
Restructuring	5.000%	12/15/30	4,000,000	5,072,800
Restructuring	5.000%	12/15/35	8,500,000	10,550,625
Total New York				305,179,658
North Carolina — 1.5%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare	5.000%	1/15/26	2,000,000	2,176,840
North Carolina Eastern Municipal Power Agency, Power System Revenue	5.000%	1/1/26	25,250,000	27,503,815	(d)
North Carolina Turnpike Authority, Triangle Expressway System Revenue:
AGC	5.250%	1/1/25	7,000,000	7,596,680
AGC	5.375%	1/1/26	4,590,000	4,992,819
Total North Carolina				42,270,154
Ohio — 0.2%
Hamilton County, OH, Sales Tax Revenue	5.000%	12/1/27	1,250,000	1,614,575
Hamilton County, OH, Sales Tax Revenue	5.000%	12/1/29	4,315,000	5,386,846
Total Ohio				7,001,421
Oklahoma — 0.2%
Oklahoma State Municipal Power Authority Revenue	5.000%	1/1/30	900,000	1,104,552	(j)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

September 30, 2016

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Oklahoma — continued
Oklahoma State Municipal Power Authority Revenue	5.000%	1/1/32	$600,000	$729,666	(j)
Oklahoma State Municipal Power Authority Revenue	5.000%	1/1/33	700,000	848,043	(j)
Oklahoma State Municipal Power Authority Revenue	5.000%	1/1/34	335,000	404,312	(j)
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.250%	11/1/31	1,895,000	1,966,574
Total Oklahoma				5,053,147
Oregon — 0.7%
Lane & Douglas Counties, OR, School District # 28J Fern Ridge, GO:
Convertible Deferred Interest, School Board Guaranty	5.000%	6/15/30	3,170,000	3,866,734	(b)
Convertible Deferred Interest, School Board Guaranty	5.000%	6/15/36	2,000,000	2,388,100	(b)
Multnomah County, OR, School District # 7 Reynolds, GO, Deferred Interest, School Board Guaranty	0.000%	6/15/31	2,000,000	1,212,860
Oregon State Department of Administrative Services, COP	5.000%	5/1/29	2,250,000	2,479,793	(d)
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/20	5,000,000	5,722,200
Oregon State Health & Science University Revenue	5.000%	7/1/35	4,650,000	5,735,124
Total Oregon				21,404,811
Pennsylvania — 3.1%
Berks County, PA, Municipal Authority Revenue, Reading Hospital Medical Center	2.340%	7/1/22	7,500,000	7,672,275	(b)(c)
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project	5.000%	1/1/25	2,000,000	2,436,640
Diakon Lutheran Social Ministries Project	5.000%	1/1/26	2,500,000	3,033,150
Diakon Lutheran Social Ministries Project	5.000%	1/1/27	1,000,000	1,197,410
Luzerne County, PA, GO, AGM	5.000%	11/15/29	3,000,000	3,493,320
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.000%	6/1/25	11,000,000	12,125,630
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.000%	8/1/24	5,755,000	6,625,444	(d)
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.375%	1/1/17	2,385,000	2,400,980
Pennsylvania State Higher EFA Revenue, University of Pittsburgh Medical Center	5.000%	5/15/31	9,200,000	10,306,944
Pennsylvania State Turnpike Commission Revenue	1.820%	12/1/21	11,000,000	10,983,170	(b)
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/31	6,750,000	7,877,047
Philadelphia, PA, Airport Revenue	5.000%	6/15/33	6,625,000	7,583,041	(f)
Philadelphia, PA, Airport Revenue	5.000%	6/15/34	6,955,000	7,926,613	(f)

See Notes to Financial Statements.

18	Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Philadelphia, PA, Gas Works Revenue:
1998 General Ordinance	5.000%	10/1/28	$1,000,000	$1,235,710
1998 General Ordinance	5.000%	10/1/29	1,000,000	1,228,710
1998 General Ordinance	5.000%	10/1/30	500,000	612,365
Philadelphia, PA, School District, GO	5.000%	9/1/28	2,285,000	2,543,388
Total Pennsylvania				89,281,837
Rhode Island — 0.3%
Providence, RI, Public Building Authority, General Revenue, NATL	5.375%	12/15/21	230,000	230,531
Rhode Island Health & Educational Building Corp. Revenue:
Hospital Financing — Lifespan Obligated Group	5.000%	5/15/28	2,500,000	3,042,900
Hospital Financing — Lifespan Obligated Group	5.000%	5/15/29	2,000,000	2,420,980
Hospital Financing — Lifespan Obligated Group	5.000%	5/15/30	1,570,000	1,891,552
Total Rhode Island				7,585,963
South Carolina — 0.3%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/29	3,500,000	4,228,595
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/30	2,250,000	2,708,595
South Carolina Jobs, EDA, Hospital Revenue, Anmed Health, AGC	5.000%	2/1/22	2,355,000	2,566,102
Total South Carolina				9,503,292
Tennessee — 4.2%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/17	2,000,000	2,091,040
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/19	2,960,000	3,238,595	(f)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/20	6,390,000	7,175,267	(f)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/21	4,795,000	5,507,681	(f)
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/19	8,260,000	9,194,784
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	31,000,000	35,406,030
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	15,000,000	18,259,050
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/24	25,000,000	29,971,250
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	6,885,000	8,479,635
Tennessee Housing Development Agency Revenue	5.000%	7/1/23	1,745,000	1,796,024	(f)
Total Tennessee				121,119,356
Texas — 12.5%
Austin, TX, Airport Systems Revenue	5.000%	11/15/26	1,000,000	1,202,000	(f)
Austin, TX, Airport Systems Revenue	5.000%	11/15/28	1,500,000	1,788,300	(f)
Austin, TX, Airport Systems Revenue	5.000%	11/15/29	3,000,000	3,561,990	(f)
Austin, TX, Airport Systems Revenue	5.000%	11/15/30	2,730,000	3,230,382	(f)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

September 30, 2016

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Idea Public Schools	5.000%	8/15/24	$230,000	$275,333	(j)
Idea Public Schools	5.000%	8/15/25	430,000	521,427	(j)
Idea Public Schools	5.000%	8/15/27	1,030,000	1,251,769	(j)
Idea Public Schools	5.000%	8/15/28	470,000	567,549	(j)
Dallas, TX, Area Rapid Transit Sales Tax Revenue	5.000%	12/1/33	7,000,000	8,591,030
Dallas, TX, Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	7,500,000	9,169,950
Dallas, TX, Area Rapid Transit Sales Tax Revenue	5.000%	12/1/35	5,000,000	6,090,200
Dallas, TX, Area Rapid Transit Sales Tax Revenue	5.000%	12/1/36	4,250,000	5,161,072
El Paso, TX, Water & Sewer Revenue:
Improvement	5.000%	3/1/33	525,000	640,789
Improvement	5.000%	3/1/37	2,705,000	3,258,551
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/22	2,055,000	2,327,226
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/26	2,000,000	2,210,480
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,199,410	(f)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Hermann Healthcare System	1.440%	6/1/18	1,000,000	1,001,360	(b)
Memorial Hermann Healthcare System	1.540%	6/1/19	2,250,000	2,257,020	(b)
Memorial Hermann Healthcare System	1.590%	6/1/20	2,000,000	2,004,440	(b)
Memorial Hermann Healthcare System	1.670%	6/1/21	3,710,000	3,718,051	(b)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.375%	11/15/28	11,000,000	12,026,960	(d)
Harris County, TX, GO, Capital Appreciation, Refunding, Permanent Improvement, NATL	0.000%	10/1/17	1,000,000	991,550
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, AGM	5.000%	11/15/25	9,000,000	11,049,930
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue, Deer Park Refining Project	4.700%	5/1/18	46,250,000	48,636,962
Houston, TX, Airport Systems Revenue:
Senior Lien	5.000%	7/1/26	8,215,000	8,775,509
Senior Lien	5.125%	7/1/27	11,180,000	11,964,836
Houston, TX, Utility System Revenue:
Combined First Lien	5.000%	5/15/27	5,000,000	6,153,150
Combined First Lien	5.000%	5/15/28	5,000,000	6,085,550
Limestone County, TX, Public Facility Corp. Revenue, County Jail Project	5.000%	11/1/19	1,110,000	1,111,665

See Notes to Financial Statements.

20	Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/20	$3,700,000	$4,176,042	(f)
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	10,005,688	(f)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,542,586	(f)
Mission, TX, Economic Development Corp. Revenue, Senior Lien, Natgasoline Project	5.750%	10/1/31	1,140,000	1,215,753	(a)(f)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/31	250,000	300,843
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, NCCD-College Station Properties LLC	5.000%	7/1/30	7,000,000	8,287,440
North Forest, TX, ISD, ACA, GO	6.500%	8/15/17	1,230,000	1,289,151	(i)
North Texas Tollway Authority Revenue	5.000%	1/1/32	2,500,000	3,042,600
North Texas Tollway Authority Revenue	5.000%	1/1/33	1,300,000	1,573,741
North Texas Tollway Authority Revenue	5.000%	1/1/34	17,310,000	20,627,115
North Texas Tollway Authority Revenue:
System Second Tier	5.000%	1/1/31	4,000,000	4,757,360
System-First Tier, NATL	5.125%	1/1/28	15,785,000	16,600,611	(d)
System-First Tier, NATL	5.125%	1/1/28	2,215,000	2,318,175
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,345,320
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	13,000,000	13,612,040
Tarrant, TX, Regional Water District Revenue	5.000%	3/1/27	2,000,000	2,543,520
Tarrant, TX, Regional Water District Revenue	5.000%	3/1/28	2,000,000	2,523,800
Tarrant, TX, Regional Water District Revenue	5.000%	3/1/29	2,345,000	2,943,116
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	3,975,000	4,098,781
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	3,959,191
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	26,770,000	33,983,444
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/18	4,000,000	4,350,040
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/19	5,000,000	5,603,650
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/20	5,750,000	6,610,545
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/31	10,000,000	11,883,800

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

September 30, 2016

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/32	$10,000,000	$11,844,400
University of Texas, TX, Revenue	5.000%	8/15/27	5,500,000	7,254,610
Total Texas				359,117,803
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	3,560,000	3,559,964
Matching Fund Loan	6.625%	10/1/29	5,000,000	5,206,250
Matching Fund Loan	6.750%	10/1/37	3,140,000	3,268,646
Matching Fund Loan	6.000%	10/1/39	750,000	760,335
Total U.S. Virgin Islands				12,795,195
Vermont — 0.3%
Vermont State Student Assistance Corp., Education Loan Revenue, Vermont Student Assistance Corporation	2.336%	6/1/22	7,583,187	7,596,306	(b)(f)
Virginia — 2.2%
Hampton Roads, VA, Sanitation District Wastewater Revenue	5.000%	8/1/33	15,000,000	18,842,250
Pittsylvania County, VA, GO	5.600%	2/1/25	1,330,000	1,474,624	(d)
Virginia State Resources Authority Infrastructure Revenue, Senior, Pooled Financing Program	5.000%	11/1/19	1,175,000	1,226,418	(d)
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	2,066,768	(f)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/24	2,900,000	3,396,857	(f)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/25	3,875,000	4,515,925	(f)
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/26	3,290,000	3,824,461	(f)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/26	4,700,000	5,463,515	(f)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.250%	7/1/19	2,610,000	2,897,857
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue, Virginia Electric & Power Co.	2.150%	9/1/20	20,000,000	20,568,000	(b)(c)
Total Virginia				64,276,675
Washington — 2.2%
Energy Northwest, WA, Electric Revenue	5.000%	7/1/27	8,500,000	10,745,105
Energy Northwest, WA, Electric Revenue	5.000%	7/1/28	10,000,000	12,539,900
Energy Northwest, WA, Electric Revenue, Columbia Generating System	5.000%	7/1/29	5,000,000	6,228,800
King County, WA, Public Hospital District, GO	5.250%	12/1/28	6,725,000	7,190,706
Port of Seattle, WA, Revenue	5.000%	9/1/24	2,300,000	2,667,494	(f)
Port of Seattle, WA, Revenue, Inter Lien	5.000%	2/1/29	1,500,000	1,865,070

See Notes to Financial Statements.

22	Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Washington — continued
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	6.750%	7/1/29	$7,080,000	$8,179,099	(d)
Multicare Health System, AGC	5.750%	8/15/29	3,000,000	3,401,820	(d)
Washington State HFC Revenue, Heron’s Key	5.500%	1/1/24	11,375,000	11,557,797	(a)
Total Washington				64,375,791
West Virginia — 0.7%
West Virginia Higher Education Policy Commission Revenue, Higher Education Facilities	5.000%	4/1/26	6,440,000	7,257,236
West Virginia State Hospital Finance Authority Revenue:
AGM	5.375%	6/1/28	6,000,000	6,534,720	(d)
United Health Systems	5.250%	6/1/29	5,785,000	6,438,936	(d)
Total West Virginia				20,230,892
Wisconsin — 1.2%
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/31	2,510,000	3,031,277
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/32	2,000,000	2,407,160
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/33	2,000,000	2,398,980
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/34	2,000,000	2,390,840
Milwaukee County, WI, Airport Revenue	4.000%	12/1/21	1,700,000	1,816,365	(f)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/22	1,345,000	1,478,168	(f)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/23	1,000,000	1,099,010	(f)
Public Finance Authority, WI, Revenue, Bancroft Neurohealth Project	5.000%	6/1/36	1,500,000	1,545,090	(a)
Wisconsin State General Fund Annual Appropriation Revenue, State Appropriations	5.375%	5/1/25	10,000,000	11,092,000
Wisconsin State HEFA Revenue, Children’s Hospital	5.500%	8/15/29	5,950,000	6,731,354
Total Wisconsin				33,990,244
Wyoming — 0.5%
Sweetwater County, WY, PCR, Idaho Power Co. Project	5.250%	7/15/26	14,000,000	15,548,400
Total Municipal Bonds (Cost — $2,600,209,821)				2,808,337,525
Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates:
M012 A1A1	1.600%	8/15/51	8,000,000	8,009,456

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

September 30, 2016

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
M012 A1A2	1.600%	8/15/51	$4,500,000	$4,505,319
Total Collateralized Mortgage Obligations (Cost — $12,500,000)				12,514,775

			Shares
Statutory Trust Certificates — 0.0%
CMS Liquidating Trust (Cost — $989,420)			200	447,502	*(k)(l)
Total Investments before Short-Term Investments (Cost — $2,613,699,241)				2,821,299,802

			Face Amount
Short-Term Investments — 0.6%
Municipal Bonds — 0.6%
California — 0.2%
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA, LOC-FNMA	0.900%	5/15/35	$1,000,000	1,000,000	(m)(n)
California State, GO, Kindergarten, LOC-Citibank N.A.	0.840%	5/1/34	1,000,000	1,000,000	(m)(n)
Upland, CA, Housing Authority, MFH Revenue, Upland Village Green, LIQ-FHLMC, LOC-FHLMC	0.890%	9/1/28	2,345,000	2,345,000	(m)(n)
Total California				4,345,000
Florida — 0.0%
Miami-Dade County, FL, IDA Revenue, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.880%	8/1/18	500,000	500,000	(f)(m)(n)
Georgia — 0.0%
Macon-Bibb County, GA, IDR, I-75 Business Park & Airport Project, LOC-Wells Fargo Bank N.A.	0.930%	7/1/20	620,000	620,000	(m)(n)
New Jersey — 0.0%
New Jersey State Health Care Facilities Financing Authority Revenue:
LOC-Wells Fargo Bank N.A.	0.830%	7/1/36	500,000	500,000	(m)(n)
Southern Ocean County Hospital, LOC-Wells Fargo Bank N.A.	0.830%	7/1/36	630,000	630,000	(m)(n)
Total New Jersey				1,130,000
New York — 0.2%
MTA, NY, Revenue, LOC-Bank of Montreal	0.900%	11/1/35	2,200,000	2,200,000	(m)(n)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Dexia Credit Local	1.320%	6/15/32	3,635,000	3,635,000	(m)(n)
Total New York				5,835,000
Washington — 0.2%
Washington State HFC, Non-Profit Housing Revenue, Panorama City Project, LOC-Wells Fargo Bank N.A.	0.930%	1/1/27	$5,500,000	5,500,000	(m)(n)
Total Municipal Bonds (Cost — $17,930,000)				17,930,000

See Notes to Financial Statements.

24	Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Shares	Value
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $31,829)	0.253%	31,829	$31,829
Total Short-Term Investments (Cost — $17,961,829)			17,961,829
Total Investments — 98.7% (Cost — $2,631,661,070#)			2,839,261,631
Other Assets in Excess of Liabilities — 1.3%			35,133,319
Total Net Assets — 100.0%			$2,874,394,950

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Maturity date shown represents the mandatory tender date.

(d)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(g)	The maturity principal is currently in default as of September 30, 2016.

(h)	The coupon payment on these securities is currently in default as of September 30, 2016.

(i)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(j)	Security is purchased on a when-issued basis.

(k)	Illiquid security.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(m)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(n)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ACA	— American Capital Assurance — Insured Bonds
AGC	— Assured Guaranty Corporation — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation — Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

September 30, 2016

Western Asset Intermediate-Term Municipals Fund

Abbreviations used in this schedule: (cont’d)
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
Q-SBLF	— Qualified School Board Loan Fund
SCAGO	— South Carolina Association of Governmental Organizations
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

Ratings table*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	6.4%
AA/Aa	40.4
A	36.6
BBB/Baa	10.8
BB/Ba	1.8
B/B	0.8
A-1/VMIG 1	0.7
NR***	2.5
100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

***	The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

26	Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report

Statement of assets and liabilities (unaudited)

September 30, 2016

Assets:
Investments, at value (Cost — $2,631,661,070)	$2,839,261,631
Interest receivable	34,212,828
Receivable for securities sold	7,641,245
Receivable for Fund shares sold	7,637,610
Receivable from broker — variation margin on open futures contracts	421,531
Prepaid expenses	117,895
Other assets	458
Total Assets	2,889,293,198

Liabilities:
Payable for Fund shares repurchased	6,264,279
Payable for securities purchased	5,694,439
Investment management fee payable	1,159,240
Service and/or distribution fees payable	634,022
Distributions payable	337,449
Trustees’ fees payable	8,727
Accrued expenses	800,092
Total Liabilities	14,898,248
Total Net Assets	$2,874,394,950

Net Assets:
Par value (Note 7)	$4,336
Paid-in capital in excess of par value	2,799,304,681
Undistributed net investment income	1,280,381
Accumulated net realized loss on investments and futures contracts	(134,277,937)
Net unrealized appreciation on investments and futures contracts	208,083,489
Total Net Assets	$2,874,394,950

Net Assets:
Class A	$1,372,019,518
Class C	$755,475,626
Class I	$746,899,806

Shares Outstanding:
Class A	207,055,715
Class C	113,845,441
Class I	112,713,602

Net Asset Value:
Class A (and redemption price)	$6.63
Class C (and redemption price)	$6.64
Class I (and redemption price)	$6.63
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$6.78

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report	27

Statement of operations (unaudited)

For the Six Months Ended September 30, 2016

Investment Income:
Interest	$53,330,324

Expenses:
Investment management fee (Note 2)	7,051,629
Service and/or distribution fees (Notes 2 and 5)	3,801,385
Transfer agent fees (Note 5)	954,813
Fund accounting fees	100,938
Legal fees	77,992
Registration fees	74,123
Audit and tax fees	31,444
Trustees’ fees	25,434
Shareholder reports	20,787
Insurance	17,429
Commitment fees (Note 8)	16,060
Custody fees	7,310
Miscellaneous expenses	24,970
Total Expenses	12,204,314
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(97,452)
Net Expenses	12,106,862
Net Investment Income	41,223,462

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	3,830,781
Futures contracts	(1,650,611)
Net Realized Gain	2,180,170
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	2,123,975
Futures contracts	409,985
Change in Net Unrealized Appreciation (Depreciation)	2,533,960
Net Gain on Investments and Futures Contracts	4,714,130
Increase in Net Assets From Operations	$45,937,592

See Notes to Financial Statements.

28	Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended September 30, 2016 (unaudited) and the Year Ended March 31, 2016	September 30	March 31

Operations:
Net investment income	$41,223,462	$79,295,784
Net realized gain (loss)	2,180,170	(8,140,823)
Change in net unrealized appreciation (depreciation)	2,533,960	3,129,745
Increase in Net Assets From Operations	45,937,592	74,284,706

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(40,967,759)	(78,739,973)
Decrease in Net Assets From Distributions to Shareholders	(40,967,759)	(78,739,973)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	479,242,515	726,561,167
Reinvestment of distributions	38,905,159	74,216,632
Cost of shares repurchased	(326,406,148)	(693,941,653)
Increase in Net Assets From Fund Share Transactions	191,741,526	106,836,146
Increase in Net Assets	196,711,359	102,380,879

Net Assets:
Beginning of period	2,677,683,591	2,575,302,712
End of period*	$2,874,394,950	$2,677,683,591
*Includes undistributed net investment income of:	$1,280,381	$1,024,678

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report	29

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class A Shares[1]	2016[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$6.61	$6.63	$6.49	$6.80	$6.65	$6.14

Income (loss) from operations:
Net investment income	0.10	0.21	0.21	0.22	0.21	0.24
Net realized and unrealized gain (loss)	0.02	(0.02)	0.13	(0.31)	0.15	0.51
Total income (loss) from operations	0.12	0.19	0.34	(0.09)	0.36	0.75

Less distributions from:
Net investment income	(0.10)	(0.21)	(0.20)	(0.22)	(0.21)	(0.24)
Total distributions	(0.10)	(0.21)	(0.20)	(0.22)	(0.21)	(0.24)

Net asset value, end of period	$6.63	$6.61	$6.63	$6.49	$6.80	$6.65
Total return[3]	1.83%	2.88%	5.37%	(1.32)%	5.52%	12.36%

Net assets, end of period (millions)	$1,372	$1,331	$1,324	$1,203	$1,521	$1,300

Ratios to average net assets:
Gross expenses	0.74%[4]	0.74%	0.75%	0.75%	0.73%	0.72%
Net expenses	0.74 [4]	0.74	0.75	0.75	0.73	0.72
Net investment income	3.04 [4]	3.17	3.11	3.38	3.16	3.71

Portfolio turnover rate	6%	8%	7%	9%	7%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2016 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

See Notes to Financial Statements.

30	Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class C Shares[1]	2016[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$6.62	$6.64	$6.50	$6.81	$6.66	$6.15

Income (loss) from operations:
Net investment income	0.08	0.17	0.17	0.18	0.17	0.20
Net realized and unrealized gain (loss)	0.02	(0.02)	0.14	(0.31)	0.15	0.51
Total income (loss) from operations	0.10	0.15	0.31	(0.13)	0.32	0.71

Less distributions from:
Net investment income	(0.08)	(0.17)	(0.17)	(0.18)	(0.17)	(0.20)
Total distributions	(0.08)	(0.17)	(0.17)	(0.18)	(0.17)	(0.20)

Net asset value, end of period	$6.64	$6.62	$6.64	$6.50	$6.81	$6.66
Total return[3]	1.54%	2.29%	4.77%	(1.88)%	4.90%	11.68%

Net assets, end of period (millions)	$755	$714	$730	$727	$1,075	$917

Ratios to average net assets:
Gross expenses	1.32%[4]	1.32%	1.32%	1.33%	1.31%	1.32%
Net expenses	1.32 [4]	1.32	1.32	1.33	1.31	1.32
Net investment income	2.46 [4]	2.59	2.54	2.79	2.57	3.11

Portfolio turnover rate	6%	8%	7%	9%	7%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2016 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report	31

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class I Shares[1]	2016[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$6.61	$6.62	$6.49	$6.80	$6.66	$6.14

Income (loss) from operations:
Net investment income	0.11	0.22	0.22	0.23	0.23	0.25
Net realized and unrealized gain (loss)	0.02	(0.01)	0.12	(0.31)	0.14	0.52
Total income (loss) from operations	0.13	0.21	0.34	(0.08)	0.37	0.77

Less distributions from:
Net investment income	(0.11)	(0.22)	(0.21)	(0.23)	(0.23)	(0.25)
Total distributions	(0.11)	(0.22)	(0.21)	(0.23)	(0.23)	(0.25)

Net asset value, end of period	$6.63	$6.61	$6.62	$6.49	$6.80	$6.66
Total return[3]	1.90%	3.18%	5.37%	(1.17)%	5.54%	12.71%

Net assets, end of period (000s)	$746,900	$631,998	$520,803	$401,067	$503,867	$597,323

Ratios to average net assets:
Gross expenses	0.63%[4]	0.65%	0.62%	0.71%	0.58%	0.57%
Net expenses[5]	0.60 [4,6]	0.60 [6]	0.60 [6]	0.60 [6]	0.55 [6]	0.57
Net investment income	3.18 [4]	3.31	3.26	3.53	3.34	3.82

Portfolio turnover rate	6%	8%	7%	9%	7%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2016 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

32	Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence

Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

34	Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Municipal bonds	—	$2,808,337,525	—	$2,808,337,525
Collateralized mortgage obligations	—	12,514,775	—	12,514,775
Statutory trust certificates	—	—	$447,502	447,502
Total long-term investments	—	$2,820,852,300	$447,502	$2,821,299,802
Short-term investments†:
Municipal bonds	—	$17,930,000	—	$17,930,000
Money market funds	$31,829	—	—	31,829
Total short-term investments	$31,829	$17,930,000	—	$17,961,829
Total investments	$31,829	$2,838,782,300	$447,502	$2,839,261,631
Other financial instruments:
Futures contracts	$482,928	—	—	$482,928
Total	$514,757	$2,838,782,300	$447,502	$2,839,744,559

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

36	Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

During the six months ended September 30, 2016, fees waived and/or expenses reimbursed amounted to $97,452.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. Class C shares acquired from another Legg Mason Partners Fund subject to CDSC remain subject to the original fund’s CDSC while held in the Fund.

For the six months ended September 30, 2016, LMIS and its affiliates retained sales charges of $52,368 on sales of the Fund’s Class A shares. In addition, for the six months ended September 30, 2016, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C
CDSCs	$10,061	$604

Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change had no effect on fees previously deferred. As of September 30, 2016, the Fund had accrued $537 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended September 30, 2016, such purchase and sale transactions (excluding accrued interest) were $264,965,000 and $264,715,000, respectively.

3. Investments

During the six months ended September 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$349,730,487
Sales	176,651,882

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$215,329,902
Gross unrealized depreciation	(7,729,341)
Net unrealized appreciation	$207,600,561

At September 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	287	12/16	$48,743,772	$48,260,844	$482,928

38	Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at September 30, 2016.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$482,928

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2016. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(1,650,611)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$409,985

During the six months ended September 30, 2016, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$43,429,683

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at September 30, 2016:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Futures contracts[2]	$421,531	—	$421,531

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended September 30, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$1,027,673	$456,570
Class C	2,773,712	145,551
Class I	—	352,692
Total	$3,801,385	$954,813

For the six months ended September 30, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	—
Class I	$97,452
Total	$97,452

6. Distributions to shareholders by class

	Six Months Ended September 30, 2016	Year Ended March 31, 2016
Net Investment Income:
Class A	$20,686,222	$42,111,603
Class C	9,042,481	18,119,824
Class I	11,239,056	18,508,546
Total	$40,967,759	$78,739,973

40	Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report

7. Shares of beneficial interest

At September 30, 2016, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2016		Year Ended March 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares sold	25,692,922	$170,881,919	43,903,334	$288,756,875
Shares issued on reinvestment	2,962,985	19,722,820	6,107,556	40,129,958
Shares repurchased	(22,943,183)	(152,684,785)	(48,572,858)	(319,295,128)
Net increase	5,712,724	$37,919,954	1,438,032	$9,591,705

Class C
Shares sold	17,078,675	$113,871,512	21,157,287	$139,344,854
Shares issued on reinvestment	1,306,826	8,711,723	2,644,666	17,399,972
Shares repurchased	(12,397,931)	(82,640,865)	(25,974,743)	(170,913,041)
Net increase (decrease)	5,987,570	$39,942,370	(2,172,790)	$(14,168,215)

Class I
Shares sold	29,247,689	$194,489,084	45,424,758	$298,459,438
Shares issued on reinvestment	1,572,961	10,470,616	2,539,226	16,686,702
Shares repurchased	(13,682,780)	(91,080,498)	(31,000,979)	(203,733,484)
Net increase	17,137,870	$113,879,202	16,963,005	$111,412,656

8. Redemption facility

Effective November 24, 2015, the Fund and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 22, 2016. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended September 30, 2016, the Fund incurred a commitment fee in the amount of $16,060. The Fund did not utilize the Redemption Facility during the six months ended September 30, 2016.

Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report	41

Notes to financial statements (cont’d)

9. Capital loss carryforward

As of March 31, 2016, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
3/31/2018	$(20,981,898)
3/31/2019	(46,830,604)
$(67,812,502)

These amounts will be available to offset any future taxable capital gains and will be utilized based on the order of their expiration dates, except that under applicable tax rules, deferred capital losses of $71,149,578, which have no expiration date, must be used first to offset any such gains.

10. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

42	Western Asset Intermediate-Term Municipals Fund 2016 Semi-Annual Report

Western Asset

Intermediate-Term Municipals Fund

Trustees

Elliott J. Berv

Chairman

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Intermediate-Term Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Intermediate-Term Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Intermediate-Term Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0804 11/16 SR16-2898

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 22, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	November 22, 2016